March 31, 2017

Dreyfus Family of Funds

Supplement to Current Prospectus of Funds Offering Class T Shares

The fund’s Class T shares are not currently offered.

March 31, 2017

Dreyfus Family of Funds

Supplement to Current Statement of Additional Information
of Funds Offering Class T Shares

Class T shares are not currently offered for any of the funds.